Property and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Property and Equipment
Property and equipment, gross	$ 8,230	$ 12,196			$ 11,460
Less: accumulated depreciation	(182)	(3,249)			(2,621)
Property and equipment, net	8,048	8,947			8,839
Depreciation of property and equipment recognized	200	600	$ 600	$ 1,500	2,400
Leasehold improvements
Property and Equipment
Property and equipment, gross	1,537	1,832			1,810
Furniture & fixtures
Property and Equipment
Property and equipment, gross	1,108	1,238			1,262
Computer equipment & software
Property and Equipment
Property and equipment, gross	2,701	3,358			3,206
Medical equipment
Property and Equipment
Property and equipment, gross	414	1,095			1,067
Software (development in process)
Property and Equipment
Property and equipment, gross	2,433	3,654			3,460
Vehicles
Property and Equipment
Property and equipment, gross		654			618
Other
Property and Equipment
Property and equipment, gross	$ 37	$ 365			$ 37